Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

20.Trade and other receivables

The Group had no trade receivables as of December 31, 2023 and 2022.

Other receivables are all due within the short-term and mainly comprise value-added tax receivables of €871 (2022: €1,505) and the balance of the consideration of €3.1 million for the sale of AbCheck to Ampersand, refer Note 6.